Document and Entity Information	Sep. 03, 2019
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	true
Amendment Description	Amendment 1
Entity Central Index Key	0000077159
Document Type	8-K/A
Document Period End Date	Sep. 03, 2019
Entity Registrant Name	PENN VIRGINIA CORPORATION
Entity Incorporation, State or Country Code	VA
Entity File Number	1-13283
Entity Tax Identification Number	23-1184320
Entity Address, Address Line One	16285 Park Ten Place, Suite 500
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77084
City Area Code	713
Local Phone Number	722-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	PVAC
Entity Emerging Growth Company	false